Investments in joint ventures - Combined joint ventures on an aggregated basis (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Time charter revenues	$ 34,696	$ 34,436	$ 69,472	$ 71,122
Total revenues	34,696	34,436	69,472	71,122
Operating expenses	(8,893)	(7,931)	(17,800)	(15,866)
Depreciation, amortization and impairment	(5,012)	(5,234)	(10,223)	(10,516)
Operating income	24,058	27,746	55,790	41,168
Unrealized gain (loss) on derivative instruments	0	0	0	0
Income (loss) before tax	13,863	21,100	39,417	27,536
Income tax expense	11,225	1,419	12,939	2,381
Net income (loss)	2,638	19,681	26,478	25,155
Equity in earnings (losses) of joint ventures	3,267	6,475	14,341	(3,572)
Cash and cash equivalents	23,838	25,623	23,838	25,623	$ 31,770	$ 39,126
Restricted cash	8,771	6,021	8,771	6,021	7,198	8,066
Total current assets	53,229		53,229		55,158
Restricted cash	10,565	12,369	10,565	12,369	12,095	$ 12,627
Vessels, net of accumulated depreciation	611,000		611,000		619,620
Total long-term assets	926,096		926,096		926,652
Current portion of long-term debt	57,031		57,031		59,119
Derivative instruments	6,373		6,373		6,945
Refund liabilities	1,053		1,053		891
Total current liabilities	83,702		83,702		77,808
Long-term debt	336,264		336,264		355,470
Derivative instruments	12,836		12,836		19,530
Other long-term liabilities	144		144		124
Total long-term liabilities	396,900		396,900		$ 410,687
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	20,571	24,278	41,488	45,331
Operating expenses	(3,608)	(5,319)	(7,351)	(11,623)
Depreciation, amortization and impairment	(5,132)	(5,133)	(10,268)	(10,275)
Operating income	11,831	13,826	23,869	23,433
Unrealized gain (loss) on derivative instruments	68	4,589	15,414	(18,979)
Other financial expense, net	(5,518)	(5,842)	(10,909)	(11,905)
Income (loss) before tax	6,381	12,573	28,374	(7,451)
Income tax expense	0	223	0	0
Net income (loss)	$ 6,381	$ 12,796	$ 28,374	$ (7,451)
Share of joint ventures owned	50.00%	50.00%	50.00%	50.00%	50.00%
Share of joint ventures net income (loss) before eliminations	$ 3,190	$ 6,398	$ 14,187	$ (3,726)
Eliminations	77	77	154	154
Equity in earnings (losses) of joint ventures	3,267	$ 6,475	14,341	$ (3,572)
Cash and cash equivalents	20,801		20,801		$ 13,455
Restricted cash	36,232		36,232		21,264
Other current assets	558		558		178
Total current assets	57,591		57,591		34,897
Restricted cash	6		6		14,656
Vessels, net of accumulated depreciation	489,126		489,126		499,318
Total long-term assets	489,132		489,132		513,974
Current portion of long-term debt	360,751		360,751		199,030
Amounts and loans due to owners and affiliates	10,477		10,477		7,278
Derivative instruments	14,121		14,121		14,687
Refund liabilities	2,002		2,002		1,040
Other current liabilities	8,660		8,660		8,811
Total current liabilities	396,011		396,011		230,846
Long-term debt	0		0		176,385
Loans due to owners and affiliates	0		0		1,737
Derivative instruments	54,770		54,770		69,618
Other long-term liabilities	33,325		33,325		36,040
Total long-term liabilities	88,095		88,095		283,780
Net assets (liabilities)	62,617		62,617		34,245
Share of joint ventures net assets (liabilities) before eliminations	31,309		31,309		17,123
Eliminations	$ (7,279)		(7,279)		(7,433)
Accumulated earnings (losses) of joint ventures			$ (24,030)		$ (9,690)